Summary of Significant Accounting Policies - Schedule of Net changes Capitalized Exploratory Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets [Abstract]
Balance, beginning of period	$ 15,198	$ 11,134
Balance at inception of common control		6,385
Additions to capitalized exploratory well costs pending the determination of proved reserves	60,847	96,726	$ 11,134
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	(68,981)	(93,052)
Capitalized exploratory well costs charged to expense		(5,995)
Balance, end of period	$ 7,064	$ 15,198	$ 11,134